Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
6.  INCOME TAXES

The components of the Partnership’s income tax expense (benefit) are as follows:

	Year Ended December 31,
thousands	2015	2014	2013
Current income tax expense (benefit)
Federal income tax expense (benefit)	$32,422	$(114)	$(62,104)
State income tax expense (benefit)	1,764	493	173
Total current income tax expense (benefit)	34,186	379	(61,931)
Deferred income tax expense (benefit)
Federal income tax expense (benefit)	10,251	35,361	66,390
State income tax expense (benefit)	1,095	3,321	(144)
Total deferred income tax expense (benefit)	11,346	38,682	66,246
Total income tax expense (benefit)	$45,532	$39,061	$4,315

Total income taxes differed from the amounts computed by applying the statutory income tax rate to income (loss) before income taxes. The sources of these differences are as follows:

	Year Ended December 31,
thousands except percentages	2015	2014	2013
Income (loss) before income taxes	$59,739	$495,729	$292,559
Statutory tax rate	—%	—%	—%
Tax computed at statutory rate	$—	$—	$—
Adjustments resulting from:
Federal taxes on income attributable to Partnership assets pre-acquisition	42,823	35,716	4,822
State taxes on income attributable to Partnership assets pre-acquisition (net of federal benefit)	298	864	852
Texas margin tax expense (benefit) (1)	2,411	2,481	(1,359)
Income tax expense (benefit)	$45,532	$39,061	$4,315
Effective tax rate	76%	8%	1%

(1)
Includes a reduction of $2.2 million in deferred state income taxes. Texas House Bill 32, signed into law in June 2015, reduced the Texas margin tax rates by 0.25%. The law became effective January 1, 2016. The Partnership is required to include the impact of the law change on its deferred state income taxes in the period enacted.

The tax effects of temporary differences that give rise to significant portions of deferred tax assets (liabilities) are as follows:

	December 31,
thousands	2015	2014
Depreciable property	$(138,159)	$(168,998)
Credit carryforwards	512	526
Other intangible assets	(2,070)	(1,450)
Other	13	7
Net long-term deferred income tax liabilities	$(139,704)	$(169,915)

Credit carryforwards, which are available for use on future income tax returns, consist of $0.5 million of state income tax credits that expire in 2026.